Risk management (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Interest Rate Reais [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (73,235)
Interest Rate Reais [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(2,799,153)
Interest Rate Reais [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (5,864,517)
TR And Long Term Interest Rate TJLP [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to TR and TJLP Coupon Variation
Portfolio Banking Risk Factor	R$ (8,008)
TR And Long Term Interest Rate TJLP [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(220,681)
TR And Long Term Interest Rate TJLP [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (404,026)
Inflation [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (39,332)
Inflation [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(629,260)
Inflation [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (1,159,017)
Coupon US Dollar [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon US Dollar rate
Coupon US Dollar [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (13,644)
Coupon US Dollar [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(148,985)
Coupon US Dollar [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (288,282)
Coupon Other Currencies [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (399)
Coupon Other Currencies [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(5,284)
Coupon Other Currencies [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (11,041)
Interest Rate Markets International [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to Variation in the Interest Rate of Securities Traded in the International Market
Interest Rate Markets International [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (25,479)
Interest Rate Markets International [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(290,429)
Interest Rate Markets International [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (601,714)
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Description	Exposures subject to foreign exchange
Foreign Currency [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (422)
Foreign Currency [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(10,539)
Foreign Currency [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(21,079)
Portfolio Banking Total [Member] | Portfolio Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(160,519)
Portfolio Banking Total [Member] | Portfolio Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	(4,104,331)
Portfolio Banking Total [Member] | Portfolio Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Portfolio Banking Risk Factor	R$ (8,349,676)